[SHIP] [VANGUARD LOGO]
                                                                   P.O. BOX 2600
                                                     VALLEY FORGE, PA 19482-2600

                                                                    610-669-1538
                                                    Judith_L_Gaines@vanguard.com

April 25, 2006




U.S. Securities & Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


RE:   Vanguard Balanced Index Fund (the "Trust")
      File No.   33-48863

Commissioners:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statement of Additional Information do not differ from that filed in the most recent post-effective amendment, which was filed electronically.


Sincerely,




Judith L. Gaines
Associate Counsel
Securities Regulation, Legal Department